Changes in Shareholders' Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Changes in Shareholders' Equity
Changes in Shareholders' Equity
24.	Changes in Shareholders’ Equity

		Ordinary shares						Accumulated	Total equity
		Number of		Additional		Subscription	Accumulated	other	attributable to shareholders	Non-controlling	Total shareholders’
	Note	issued shares	Amount	paid-in capital	Treasury shares	receivables	losses	comprehensive income	of the Company	interests	equity
		RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Balance at January 1, 2022		116,691	7,497	937,315,273	—	—	(637,528,160)	35,743,691	335,538,301	3,556,735	339,095,036

Net income		—	—	—	—	—	(150,616,326)	—	(150,616,326)	(645,728)	(151,262,054)
Fair value changes of convertible notes due to instrument-specific credit risk, net of nil income taxes		—	—	—	—	—	—	(330,112)	(330,112)	—	(330,112)
Foreign currency translation adjustment, net of nil income taxes		—	—	—	—	—	—	485,154	485,154	—	485,154

Balance at March 31, 2022		116,691	7,497	937,315,273	—	—	(788,144,486)	35,898,733	185,077,017	2,911,007	187,988,024

Balance at January 1, 2023		149,181,538	8,616	1,472,014,651	—	—	(1,380,173,392)	17,000,825	108,850,700	1,453,716	110,304,416
Net loss		—	—	—	—	—	(174,884,633)	—	(174,884,633)	433,145	(174,451,488)
Fair value changes of convertible notes due to instrument-specific credit risk, net of nil income taxes		—	—	—	—	—	—	(2,607,294)	(2,607,294)	—	(2,607,294)
Foreign currency translation adjustment, net of nil income taxes		—	—	—	—	—	—	1,029,466	1,029,466	—	1,029,466
Unrealized gain on short-term investment, net of nil income taxes		—	—	—	—	—	—	700,163	700,163	—	700,163
Transaction cost of Merger and PIPE Transactions		—	—	(1,924,076)	—	—	—	—	(1,924,076)	—	(1,924,076)
Transaction cost of equity financing through ESA		—	—	(1,334,150)	—	—	—	—	(1,334,150)	—	(1,334,150)
Stock-based compensation		—	—	3,160,986	—	—	—	—	3,160,986	—	3,160,986
Popeyes Transaction	2	11,466,574	742	167,151,137	—	—	—	—	167,151,879	—	167,151,879

Balance at March 31, 2023		160,648,112	9,358	1,639,068,548	—	—	(1,555,058,025)	16,123,160	100,143,041	1,886,861	102,029,902

On March 15, 2023, Pangaea Two Acquisition Holdings XXIIA, Ltd. (the parent company of the Company) irrevocably surrendered to the Company for nil consideration 300,000 ordinary shares of the Company. These 300,000 ordinary shares have been transferred to treasury shares and will be retained for future incentive grants to certain employees of the Company. Since these shares were repurchased by the Company for purposes other than retirement with no consideration paid, nil amount was recognized in the treasury shares balance in the consolidated balance sheet as of March 31, 2023.

The holders of ordinary shares are entitled to receive dividends as declared from time to time, and are entitled to one vote per share at meetings of the Company.

22. Shareholders’ Equity

On May 28, 2018, the Company issued 10,000 ordinary shares to THRI as consideration to acquire the entire issued capital shares of THHK.

On June 12, 2018, the Company issued 90,000 ordinary shares to Pangaea Two Acquisition Holdings XXIIB, Ltd. for a total cash consideration of US$90,000,000, which are to be settled in three equal installments in June 2018, 2019 and 2020, respectively. As of December 31, 2020, all the three installments in the amount of US$30,000,000 (equivalent to RMB192,363,000) each, have been received. Issuance cost incurred in connection with the third installment in the amount of RMB1,719,802 was charged against additional paid-in capital.

On October 26, 2020, the Company issued 1,000 and 500 ordinary shares to L&L Tomorrow Holdings Limited (an entity controlled by Mr. Lu Yongchen) and Lord Winterfell Limited (an entity controlled by Chief Marketing Officer, Ms. He Bin), respectively. The cash consideration amounted to US$1,500,000 (equivalent to RMB10,089,000) was fully paid up.

On February 26, 2021, the Company issued 15,013 ordinary shares to Pangaea Two Acquisition Holdings XXIIB, Ltd. at a cash consideration of US$45,000,000 (equivalent to RMB291,393,000). On March 1, 2021, the cash consideration has been fully paid up.

On August 11, 2021, the Board of Directors approved issuance of 178 ordinary shares of the Company to L&L Tomorrow Holdings Limited at a price per share of US$1,000 in lieu of cash bonus to Chief Executive Office, Mr. Lu Yongchen. On August 12, 2021, these shares were issued.

On June 7, 2022, the Board of Directors approved issuance of 164 pre-split ordinary shares (equivalent to 174,544 ordinary shares after share split) of the Company to L&L Tomorrow Holdings Limited in lieu of cash bonus of US$164,000 (equivalent to RMB1,355,772) due to the Chief Executive Officer, Mr. Lu Yongchen. On June 24, 2022, these shares were issued. The total fair value of such shares was US$1,487,237, resulting in share-based compensation expense of US$1,323,237 (equivalent to RMB8,608,713) recognized for the year ended December 31, 2022 as general and administrative expenses.

22.Shareholders’ Equity (continued)

On September 27, 2022, the Company issued 7,745 pre-split ordinary shares (equivalent to 8,242,983 ordinary Shares after share split) to THC Hope IB Limited for nil consideration which were related to outstanding share options that have been granted as of June 30, 2022. THC Hope IB Limited is a trust established to hold securities on behalf of certain employees and members of management. These shares are considered as treasury shares because THC Hope IB Limited is a consolidated subsidiary of the Company.

On September 28, 2022, the Company issued 5,693,636 ordinary shares and 17,250,000 Public Warrants and 4,450,000 Sponsor Warrants to acquire US$3,408,651 (equivalent to RMB24,237,896) of cash of the SPAC and assumed US$8,700,000 (equivalent to RMB61,863,090) of warrant liabilities of the SPAC.

On September 28, 2022, the Company issued 5,050,000 ordinary shares and 1,200,000 PIPE Warrants in connection with the PIPE Transaction. The Company received gross proceeds of US$44,500,100 (equivalent to RMB316,426,861) and recognized US$500,000 (equivalent to RMB3,555,349) of warrant liabilities related to the PIPE Transaction.

US$12,069,689 (equivalent to RMB85,728,299) offering cost related to the Merger Transaction and PIPE Transaction incurred and charged against additional paid-in upon the consummation of Merger Transactions, of which US$580,000 (equivalent to RMB4,039,468) is liability-settled share-based payment (See Note 16) in exchange of services provided.

On September 28, 2022, the Company issued 5,000,000 ordinary shares to the ESA Investors and the Company received the subscription price of US$50,000,000 (equivalent to RMB355,535,000) in the collateral account. The Company recognized ESA derivative liabilities of US$12,400,000 (equivalent to RMB88,172,680).

On November 9, 2022, the Company issued 826,446 ordinary shares to Cantor as consideration (equivalent to RMB21,656,700) for its irrevocable commitment to purchase the ordinary shares of the Company.

The holders of ordinary shares are entitled to receive dividends as declared from time to time, and are entitled to one vote per share at meetings of the Company.